Lease liabilities (Details Narrative) - USD ($) $ in Millions	Nov. 30, 2024	Aug. 31, 2024
Lease Liabilities
Payments to additional piece of equipment	$ 0.7
Right-of-use assets	$ 3.9	$ 1.7